CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (15,070)	$ (164,438)	$ (5,240)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	62,583	57,389	47,919
Equity-based compensation	13,602	10,534	16,591
Loss on debt extinguishment	0	494	0
Gain on tax receivable agreement liability adjustment	0	(100,223)	0
Federal	(57)	123,124	(17,414)
Other, net	3,722	5,364	6,146
Changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	9,624	40,513	19,075
Inventories	26,216	122,479	(82,214)
Prepaid expenses and other assets	17,076	(1,969)	(7,263)
Accounts payable	9,280	(17,968)	11,043
Income taxes payable	(597)	75	(15,018)
Accrued royalties	6,987	(14,723)	9,082
Accrued expenses and other liabilities	(9,842)	(29,716)	(22,841)
Net cash provided by (used in) operating activities	123,524	30,935	(40,134)
Investing Activities
Purchase of property and equipment	(32,791)	(35,131)	(59,148)
Acquisitions of business and intangible assets, net of cash acquired	0	(5,364)	(19,479)
Sale of Funko Games inventory and certain intellectual property	6,754	0	0
Other, net	809	699	562
Net cash used in investing activities	(25,228)	(39,796)	(78,065)
Financing Activities
Borrowings on line of credit	40,000	71,000	120,000
Payments on line of credit	(100,500)	(20,500)	(50,000)
Proceeds from long-term debt	0	0	20,000
Payment of long-term debt	(31,104)	(22,581)	(18,000)
Distributions to continuing equity owners	0	(1,118)	(10,710)
Payments under tax receivable agreement	(8,960)	(4)	(7,718)
Other, net	1,322	(1,201)	1,067
Net cash (used in) provided by financing activities	(99,242)	25,596	54,639
Effect of exchange rates on cash and cash equivalents	(852)	518	(797)
Net change in cash and cash equivalents	(1,798)	17,253	(64,357)
Cash and cash equivalents at beginning of period	36,453	19,200	83,557
Cash and cash equivalents at end of period	34,655	36,453	19,200
Supplemental Cash Flow Information
Cash paid for interest	20,953	24,635	8,856
Income tax payments	3,899	1,059	22,363
Establishment of liabilities under tax receivable agreement	547	0	30,034
Issuance of equity instruments for acquisitions	0	0	1,487
Tenant allowance	$ 0	$ 0	$ 17,236